STATEMENTS OF CASH FLOWS (FY) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 3,829,169	$ 11,530,114
Adjustments to reconcile net income to net cash used in operating activities:
Transaction costs allocated to warrant liabilities	509,712	0
Change in fair value of warrant liability	(4,767,000)	(10,669,000)
Income from investments held in Trust Account	(3,156)	(3,433,975)
Changes in assets and liabilities:
Prepaid expenses	(819,534)	452,365
Accounts payable and accrued expenses	656,314	345,676
Due to Sponsor	0	120,000
Franchise tax payable	170,959	645,442
Marketing service fee	0	150,000
Income taxes payable	0	(107,676)
Net cash used in operating activities	(423,536)	(967,054)
Cash flows from investing activities:
Proceeds from Trust Account	0	999,121
Investments in Trust Account	(234,600,000)	0
Net cash provided by (used in) investing activities	(234,600,000)	999,121
Cash flows from financing activities:
Proceeds from sale of common stock to Sponsor	25,000	0
Proceeds from initial public offering, net of costs	229,192,475	0
Proceeds from private placement	11,200,000	0
Payment of underwriter discount	(4,000,000)	0
Net cash provided by (used in) financing activities	236,417,475	0
Net change in cash	1,393,939	32,067
Cash, beginning of the period	0	1,393,939
Cash, end of the period	1,393,939	1,426,006
Supplemental disclosure of cash flow information:
Accretion for Class A common stock to redemption amount	234,600,000	2,420,680
Deferred underwriters' discount changed to additional paid-in capital	8,650,000	0
Initial classification of warrant liability	$ 16,571,000	$ 0